Voya Series Fund, Inc. (“Registrant”)
Voya Money Market Fund (“Fund”)
Supplement dated May 15, 2015
To the Fund’s current prospectus (“Prospectus”)
At a meeting held on March 12, 2015, the Registrant’s Board of Directors approved amending and restating the Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of the Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
The Fund’s Prospectus is revised as follows:
1	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund‘s Prospectus is deleted and replaced with the following:
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
		A	B	C	I
Management Fees[2]	%	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	None	1.00	1.00	None
Other Expenses	%	0.19	0.19	0.19	0.19
Total Annual Fund Operating Expenses	%	0.69	1.69	1.69	0.69
Waivers and Reimbursements[3]	%	(0.02)	(0.02)	(0.02)	(0.02)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.67	1.67	1.67	0.67

		L	O	W
Management Fees[2]	%	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	None	0.25	None
Other Expenses	%	0.19	0.19	0.19
Total Annual Fund Operating Expenses	%	0.69	0.94	0.69
Waivers and Reimbursements[3]	%	(0.02)	(0.27)	(0.02)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.67	0.67	0.67
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser and distributor are contractually obligated to waive a portion of their management fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Fund to the extent necessary to assist the Fund in maintaining a yield of not less than zero through August 1, 2015. Including this waiver, Total Annual Fund Operating Expenses after Waivers and Reimbursements (for this Fund's most recent fiscal year) would have been 0.20% for Class A, Class B, Class C, Class I, Class L, Class O, and Class W shares. There is no guarantee that the Fund will maintain such a yield. Any management fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Fund on that day. The adviser is contractually obligated to waive 0.02% of the management fee through January 1, 2017. In addition, the distributor is contractually obligated to waive the shareholder service fee for Class O shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.